SUPPLEMENT TO THE PROSPECTUSES OF
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN GROWTH AND INCOME FUNDS
                         EVERGREEN DOMESTIC GROWTH FUNDS
                             EVERGREEN EQUITY FUNDS
                                  (the "Funds")

     Effective March 1, 2001, the maximum front-end sales charge on Class A shares of the Funds is changed to 5.75%, and the dealer commission at this level is changed to 5.00%. There will be no change to the rest of the pricing schedule and the existing 12b-1 fees.

     The paragraph describing Class A shares under the section titled "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is replaced with the following:

      -------------------------------------------------------------------------
      Class A
      If you select Class A shares, you may pay a front-end sales charge of up to 5.75%, but you do not pay a deferred sales charge. In addition, Class A shares are subject to 12b-1 fees.

      The   front-end   sales  charge  is  deducted   from  your
      investment  before  it  is  invested.  The  actual  charge depends on the amount invested, as shown below:
      -------------------------------------------------------------------------
      ---------------------- --------------- ------------ ---------------------
                             As a % of NAV   As a % of    Dealer commission as
      Your                   excluding       your         a % of  NAV
      Investment             sales charge    investment
      ---------------------- --------------- ------------ ---------------------
      ---------------------- --------------- ------------ ---------------------
      Up to $49,999          5.75%           6.10%        5.00%
      ---------------------- --------------- ------------ ---------------------

     Under each Fund's "Example of Fund Expenses," the Class A share example numbers assuming redemption at the end of one-, three-, five- and ten-year periods are revised as follows:

----------------------------------------------------- -------------- ------------- ------------- ------------
                                                          After         After         After         After
Fund                                                     1 year        3 years       5 years      10 years
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Balanced Fund                                   $663           $848         $1,050       $1,630
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Foundation Fund                                 $691           $937         $1,202       $1,957
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Tax Strategic Foundation Fund                   $700           $963         $1,247       $2,053
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Blue Chip Fund                                  $685           $919         $1,172       $1,892
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Equity Income Fund                              $710           $996         $1,302       $2,169
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Equity Index Fund                               $656           $828         $1,014       $1,553
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Growth and Income Fund                          $710           $996         $1,302       $2,169
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Small Cap Value Fund                            $726          $1,045        $1,386       $2,345
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Special Equity Fund                             $728          $1,051        $1,396       $2,366
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Value Fund                                      $674           $884         $1,111       $1,762
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Aggressive Growth Fund                          $683           $911         $1,156       $1,860
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Capital Growth Fund                             $733          $1,065        $1,420       $2,417
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Fund                                            $707           $987         $1,287       $2,137
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Growth Fund                                     $711           $999         $1,307       $2,179
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Large Company Growth Fund                       $666           $860         $1,070       $1,674
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Masters Fund                                    $726          $1,045        $1,386       $2,345
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Omega Fund                                      $688           $928         $1,187       $1,924
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Small Company Growth Fund                       $672           $878         $1,101       $1,740
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Stock Selector Fund                             $684           $913         $1,161       $1,871
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Tax Strategic Equity Fund                       $732          $1,063        $1,415       $2,407
----------------------------------------------------- -------------- ------------- ------------- ------------
----------------------------------------------------- -------------- ------------- ------------- ------------
Evergreen Premier 20 Fund                                 $720          $1,025        $1,351       $2,273
----------------------------------------------------- -------------- ------------- ------------- ------------


     Also effective March 1, 2001, the section describing Class B shares under the heading "HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU" in each Fund's prospectus is revised to reflect that the dealer allowance is changed to 5.00%. There will be no change to the maximum deferred sales charge schedule and the 12b-1 fees.


March 1, 2001                                                  557215 RV1 (3/01)